Principal Accounting Policies and Related Financial Information (Details) $ / shares in Units, $ in Millions					1 Months Ended	12 Months Ended
	Mar. 01, 2019 shares	Nov. 13, 2018 shares	Oct. 15, 2018 $ / shares shares	Oct. 01, 2018 shares	Nov. 13, 2018 shares	Dec. 31, 2020 USD ($) remediationSite segment shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Jan. 08, 2021 shares
Significant Accounting Policies [Line Items]
Corporate allocations						$ 0.0	$ 0.0	$ 15.7
Shares of common stock outstanding (in shares) | shares						146,361,981	145,981,684	146,000,000
Allowance for trade receivables						$ 0.4	$ 0.3
Provision for allowance for receivables						0.4	0.3
Capitalized interest costs						12.0	5.7	$ 0.2
Asset retirement obligation						$ 0.3	0.2
Number of reportable segments | segment						1
Number of environmental remediation sites | remediationSite						1
Remediation charges						$ 0.1	0.9	0.2
Environmental remediation liability						6.7	6.9	6.4
Foreign currency transaction (losses) gains						$ (14.2)	$ (14.8)	2.4
Convertible Debt
Significant Accounting Policies [Line Items]
Debt interest rate						4.125%
Convertible Senior Notes Due 2025 | Convertible Debt
Significant Accounting Policies [Line Items]
Capitalized interest costs						$ 0.4
Debt interest rate						4.125%
Minimum
Significant Accounting Policies [Line Items]
Payment term						30 days
Maximum
Significant Accounting Policies [Line Items]
Payment term						180 days
Land Improvements
Significant Accounting Policies [Line Items]
Useful life						20 years
Buildings | Minimum
Significant Accounting Policies [Line Items]
Useful life						20 years
Buildings | Maximum
Significant Accounting Policies [Line Items]
Useful life						40 years
Machinery and equipment | Minimum
Significant Accounting Policies [Line Items]
Useful life						3 years
Machinery and equipment | Maximum
Significant Accounting Policies [Line Items]
Useful life						18 years
Software | Minimum
Significant Accounting Policies [Line Items]
Useful life						3 years
Software | Maximum
Significant Accounting Policies [Line Items]
Useful life						10 years
Initial public offering
Significant Accounting Policies [Line Items]
Shares of common stock issued (in shares) | shares	123,000,000		20,000,000	123,000,000	23,000,000
Price of common stock issued (in dollars per share) | $ / shares			$ 17.00
Over-allotment Option Exercise
Significant Accounting Policies [Line Items]
Shares of common stock issued (in shares) | shares		3,000,000
Majority Shareholder
Significant Accounting Policies [Line Items]
Corporate allocations								15.7
Majority Shareholder | Livent shared service costs
Significant Accounting Policies [Line Items]
Corporate allocations								4.6
Majority Shareholder | FMC Corporate shared service costs allocated to Livent
Significant Accounting Policies [Line Items]
Corporate allocations								1.9
Majority Shareholder | Stock compensation expense
Significant Accounting Policies [Line Items]
Corporate allocations								2.7
Majority Shareholder | FMC Corporate expense allocation
Significant Accounting Policies [Line Items]
Corporate allocations								6.5
Majority Shareholder | Share-based compensation expense included in shared service costs
Significant Accounting Policies [Line Items]
Corporate allocations								0.6
Cost of Sales | Majority Shareholder | Livent shared service costs
Significant Accounting Policies [Line Items]
Corporate allocations								$ 6.4
Livent Plan
Significant Accounting Policies [Line Items]
Common stock, shares authorized (in shares) | shares						6,290,000
Livent Plan | Subsequent Event
Significant Accounting Policies [Line Items]
Common stock, shares authorized (in shares) | shares									4,393,837
Pro Forma
Significant Accounting Policies [Line Items]
Shares of common stock outstanding (in shares) | shares			123,000,000			123,000,000
Patents
Significant Accounting Policies [Line Items]
Finite-lived intangible assets amortization period						15 years